Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities:
Net Loss	$ (4,971,277)	$ (2,909,850)
Adjustments to reconcile net loss to net cash used in operations
Depreciation expense	28,074	30,781
Amortization of original issue discount	50,505
Imputed interest - related party	58,817	22,337
Fair value of options issued for services	2,845,459	696,937
Warrants issued/(cancelled) to consultants		(19,915)
Decrease (Increase) in prepaid expenses	29,157	(24,887)
Operating lease right-of-use, net	108,217	86,326
Increase in accrued expenses and other payables - related party	657,520	795,633
(Decrease) Increase in royalty agreement payable - related party
(Decrease)Increase in accounts payable	39,055	314,369
Operating lease liabilities, current	(100,239)	(79,609)
Net Cash Used In Operating Activities	(1,254,712)	(1,087,878)
Cash Flows From Investing Activities:
Purchase of Fixed Assets and Leasehold Improvements		(100,792)
Net Cash Used In Investing Activities		(100,792)
Cash Flows From Financing Activities:
Proceeds from notes payable - related party	1,015,000	320,000
Proceeds from convertible note payable, net of original issue discount	950,000
Payment of debt offering costs	(86,000)
Principal payments on debt	(40,000)	(20,000)
Contributed capital - related party	17,495
Proceeds from SBA Paycheck Protection Loan	90,100
Proceeds from issuance of common stock		1,000,000
Net Cash Provided by Financing Activities	1,946,595	1,300,000
Net Increase in Cash	691,883	111,327
Cash at Beginning of Year	125,024	13,697
Cash at End of Year	816,907	125,024
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes
Supplemental disclosure of non-cash investing and financing activities:
Shares issued in connection with cashless warrants exercise	365,157	329,622
Beneficial conversion feature in connection with convertible debt	864,000
Original issue discount in connection with convertible debt	50,000
Settlement of accounts payable with note payable		265,244
Settlement of accounts payable with stock issuance		281,659
Adoption of lease standard ASC 842		$ 559,568